UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

November 30, 2009
unaudited

Bonds & notes — 95.50%	Principal amount (000)	Value (000)

CALIFORNIA — 91.29%
State issuers — 42.58%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$788
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,056
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	524
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	4,025
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	1,500	1,573
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	8,250	8,731
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,196
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	3,220	3,624
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	590	643
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,076
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014 (escrowed to maturity)	935	1,102
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015 (preref. 2014)	410	477
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (preref. 2011)1	1,500	1,606
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	2,390	2,428
Educational Facs. Auth., Rev. Bonds (Pomona College), Series 2009-A, 5.00% 2024	2,000	2,257
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039	1,500	1,586
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	5,884
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,497
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,856
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,810
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	997
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	4,000	4,023
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,153
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	4,046
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,032
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,792
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	941
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,040	1,115
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	2,051
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,011
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,694
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,045
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	3,647
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	3,757
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,717
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,915
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,747
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, National insured, 5.70% 2011	1,190	1,280
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	8,541
G.O. Bonds, XLCA insured, 5.00% 2014 (preref. 2012)	2,000	2,181
Various Purpose G.O. Bonds, 5.00% 2029	11,000	10,545
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,380
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,145
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,035
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,625
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,277
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,179
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,435
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,370
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, 5.00% 2045	6,000	4,964
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,726
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	10,425	8,999
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	25,675	19,178
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	7,695	8,590
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,540
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,013
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,020
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,032
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	2,000	2,127
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,599
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	2,034
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,608
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	1,017
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,333
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	2,500	2,257
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,274
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	2,530	2,708
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	1,000	1,018
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	4,576
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	2,920
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	3,073
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,681
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,250	2,365
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	3,000	3,336
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2009-B, 5.50% 2039	1,500	1,514
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,770
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,798
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,743
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	4,000	4,164
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	7,942
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	3,850	3,558
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, National insured, 5.10% 2012	60	60
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, National insured, 5.05% 2011	85	85
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,109
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,099
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	14,571
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,727
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	1,000	1,097
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	4,000	4,389
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2036	3,000	2,926
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,093
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,016
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project), Series 2008-A, 5.00% 2013	2,000	2,163
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project), Series 2008-A, 5.00% 2014	2,500	2,738
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,000
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,376
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,158
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,339
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	2,813
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	777
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,515
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,154
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,327
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	4,740
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,240
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	866
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,406
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 20432	1,750	1,418
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 20482	1,500	1,201
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	922
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 8.00% 2029	1,500	1,507
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	922
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	991
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,547
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,016
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,548
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	4,815
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,030
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, 3.45% 2014 (put 2010)	2,425	2,427
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,039
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,844
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	1,000	1,032
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	3,321
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	10,500	9,943
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.824% 20191	5,000	3,860
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,180
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,207
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-B, AMT, FGIC insured, 4.75% 2023	1,000	964
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC/FGIC insured, 4.75% 2023	7,500	7,232
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	5,000	4,822
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	15,429
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	6,000	6,222
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,351
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	7,001
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,106
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,088
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,107
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,520
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	991
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,522
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,044
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,068
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,071
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,110
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,310
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2024	2,500	2,594
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2034	1,500	1,449
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects),
Series 2007-A, FGIC-National insured, 5.25% 2023	7,690	8,491
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	10,000	9,795
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 0.853% 20371	10,000	6,760
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 0.923% 20431	8,000	5,194
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	1,774
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,010
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	2,200	2,242
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	4,330	4,546
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,491
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	6,026
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2027	2,000	1,975
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	6,999
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	7,230	7,787
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,572
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,150
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), National insured, 5.50% 2011	1,000	1,031
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	4,740	4,765
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20372	9,500	7,705
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,175
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,131
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,117
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	1,963
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	4,033
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	961
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	1,790
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2020	4,440	4,575
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	3,254
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	3,500	2,661
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	4,882
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	4,701
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	5,515	5,142
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	799
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,396
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,673
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,598
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	3,743
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	1,000	822
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	4,954
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,340
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,523
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,297
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,740
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,769
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	5,313
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,107
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.50% 2026	3,500	3,466
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	4,750	4,678
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,677
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,003
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,792
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	912
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,709
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Company Project), Series 2009-A, 5.00% 2019	2,475	2,697
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Company Project), Series 2009-A, 5.00% 2021	2,000	2,126
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Company Project), Series 2009-A, 5.625% 2029	2,780	2,966
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,773
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,622
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,695
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,364
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,452
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,166
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,200	1,286
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	1,000	1,124
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	5,500	5,932
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	18,217
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	3,000	3,372
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,212
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,118
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2024	3,365	3,668
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,000	3,155
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	368
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	17
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project),
Series X, FGIC insured, 5.50% 2017 (escrowed to maturity)	100	122
		716,908

City & county issuers — 48.71%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2005-A, AMBAC insured, 12.00% 20341,3	5,365	5,258
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,754
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, FSA insured, 0% 2022	2,000	950
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2009-A, 5.00% 2026	2,260	2,420
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2009-A, 5.00% 2027	1,380	1,468
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,065
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,234
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,530	1,091
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	3,094
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,579
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.25% 2039	4,000	4,281
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,645	2,483
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	2,822
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,655	1,992
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,250	1,242
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	947
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	3,996
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,125	3,126
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,007
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	2,215	2,219
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,757
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	3,804
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,869
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	2,000	2,131
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	4,008
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	2,009
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2022	2,000	2,203
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,023
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,063
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	3,932
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,462
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,920	1,876
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	1,912
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, National insured, 5.25% 2020	1,565	1,695
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,114
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,204
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	1,955
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	883
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,353
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	967
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	1,004
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	1,043
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,081
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	3,042
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	2,006
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	760
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,297
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	965	781
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,340	1,043
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, National insured, 6.25% 2011	1,000	1,057
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,054
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	83
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.), Series 2008-A, AMBAC insured, 5.00% 2026	2,000	2,046
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	10,361
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	6,626
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,940
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,442
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,347
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	729
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	380	251
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	1,693
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,337
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,173
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,489
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,329
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	2,000	2,142
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds,
Series 2007-A, FGIC-National insured, 5.00% 2032	2,500	2,622
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, National insured, 5.00% 2016	1,500	1,702
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,005
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	3,000	3,337
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	892
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,256
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	854
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	2,648
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,558
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,903
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	4,966
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A,
AMBAC insured, 5.00% 2019	2,460	2,642
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	3,749
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,272
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,618
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	3,800	2,942
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	969
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,381
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,603
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,352
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	794
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,411
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,000	935
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,732
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	340	326
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	355	335
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	400	364
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,508
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,257
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,212
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	892
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	994
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	977
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,214
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	3,230
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,069
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	904
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	1,987
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,257
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	1,062
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,344
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	2,758
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	818
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2011	2,800	2,930
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,622
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2015	1,000	1,064
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2015	1,000	1,078
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2020	3,000	3,027
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,484
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,000	991
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.00% 2024	3,000	2,797
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	4,301
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,270	1,562
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,126
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,024
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, National insured, 5.00% 2021	2,010	2,181
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,050
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2018	5,000	5,236
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	10,000	10,131
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2017	3,095	3,288
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2020	8,000	8,122
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-1, 5.25% 2038	7,500	7,883
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	9,545
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,631
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	1,980
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-B, 5.25% 2023	3,500	3,919
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2007-A-1, AMBAC insured, 5.00% 2038	3,000	3,016
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	3,500	3,728
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,007
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	5,000	5,764
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.375% 2039	5,500	5,765
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,074
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,448
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,578
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,183
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,623
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series 2007-A, FGIC-National insured, 5.00% 2021	3,000	3,229
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	2,000	2,166
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,785
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2015	7,500	8,653
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2024	4,000	4,383
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2019	5,000	5,731
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,222
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2019	1,000	1,146
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,130
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,208
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	2,000	2,066
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,078
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,902
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,459
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,625
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	2,884
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,028
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,212
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,460
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	485	486
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,171
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,565
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,046
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2016 (preref. 2013)	1,000	1,156
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	535	618
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	465	537
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,138
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2021	3,500	3,830
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	1,967
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	1,067
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,335
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2023	1,725	1,797
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,092
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC-National insured, 5.00% 2023	3,965	4,091
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	2,826
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	3,000	3,105
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	2,000	2,164
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,505
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,135
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,986
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,780	2,764
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,182
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	1,106
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,371
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,173
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,925
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,125
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	972
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,157
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,331
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	914
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,542
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	864
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,137
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.00% 2028	1,000	844
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.10% 2033	1,115	912
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2026	3,000	3,207
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,787
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,194
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,445
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,553
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,562
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,478
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,126
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,278
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,252
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,426
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,736
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,073
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,017
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	872
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	883
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	864
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	800
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	441
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	792
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,122
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,495
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,277
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	586
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,342
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,496
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	827
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	1,903
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	3,323
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	1,940
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,050	2,081
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,905
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	707
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	739
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, National insured, 5.00% 2022	1,000	1,043
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,019
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	5,058
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	1,957
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	4,667
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	2,824
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	927
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	10,938
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, FSA insured, 5.75% 2024	1,940	2,036
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016 (preref. 2012)	1,170	1,297
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	667
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	500
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,135
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	1,000	1,076
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	2,715	2,921
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	518
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,095
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	982
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,897
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,499
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,217
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC-National insured, 0.763% 20351	13,500	10,270
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.783% 20341	5,000	3,391
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,443
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,749
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	1,328
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	4,967
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,577
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,124
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	3,000	3,070
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,065
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	4,000	4,303
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.25% 2038	1,000	1,022
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,607
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,649
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,168
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	929
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	1,884
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,212
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,125
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,001
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2022	2,000	2,132
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 6.00% 2039	3,000	3,133
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC-National insured, 5.25% 2018	2,500	2,806
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,369
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,291
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.50% 2030	975	1,020
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	2,130	2,224
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2029	1,500	1,510
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,292
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,180
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,217
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, National insured, 5.00% 2024	3,370	3,407
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,725
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,060
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,496
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	5,093
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,220
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,076
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	285	285
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,491
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,008
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,598
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,013
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	565	572
San Mateo County Community College Dist. (County of San Mateo),
Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,020
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	2,952
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	2,103
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2033	1,000	973
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	5,000	4,815
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, National insured, 5.50% 2017 (escrowed to maturity)	2,500	3,030
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, National insured, 6.25% 2019	1,000	1,134
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2015	1,480	1,698
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	11,404
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	3,133
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,184
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,382
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,455
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	869
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	647
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,043
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,276
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	928
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	740	743
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,622
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,044
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,056
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,297
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	4,718
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	914
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,572
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,756
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	4,729
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,111
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,040
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	506
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	770
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	2,945	3,262
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,678
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,006
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,313
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	3,730
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,367
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	381
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2018	675	653
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,261
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,469
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,592
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,731
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,362
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	5,500	4,652
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,224
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,112
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,733
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	947
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,513
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,687
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, National insured, 5.25% 2016	1,270	1,404
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	870
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	5,185	3,792
		820,083

PUERTO RICO — 3.50%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,073
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,629
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	5,307
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 0.89% 20311	5,000	3,516
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	1,050
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,675	1,794
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,144
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2019	1,000	1,096
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,082
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,616
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,015
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	2,800	2,869
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,770
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	5,148
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,268
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,278
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	212
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	1,989
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,426
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,654
		58,936

VIRGIN ISLANDS — 0.71%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2039	1,250	1,125
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,090
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,238
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,540
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,911
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,051
		11,955

Total bonds & notes (cost: $1,663,701,000)		1,607,882

	Principal amount	Value
Short-term securities — 3.49%	(000)	(000)

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.20% 20371	$1,500	$1,500
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.20% 20311	4,000	4,000
Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds), Series 2009, 2.50% 10/1/2010	15,000	15,269
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.20% 20361	900	900
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Orange County Performing Arts Center),
Series 2008-A, 0.23% 20341	2,535	2,535
Infrastructure and Econ. Dev. Bank, Rev. Bonds (RAND Corp.), Series 2008-B, 0.23% 20421	3,000	3,000
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company),
Series 2009-B, 0.21% 20261	3,300	3,300
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company),
Series 2009-D, 0.17% 20161	2,800	2,800
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 0.20% 20261	3,249	3,249
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, 0.17% 20261	9,100	9,100
Irvine Ranch Water Dist., Consolidated Series 1993,
G.O. of Improvement Dist. Nos. 140, 240,105 and 250, 0.20% 20331	3,000	3,000
Community Redev. Agcy. of the City of Los Angeles,
Demand Multi-family Housing Rev. Bonds (Wilshire Station Apartments), Series 2006-A, AMT, 0.26% 20381	5,100	5,100
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments),
Series 2003-A, AMT, 0.26% 20381	1,500	1,500
Metropolitan Water Dist. of Southern California (The), Water Rev. Bonds 2000 Authorization, Series B-3, 0.18% 20351	1,000	1,000
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 0.26% 20301	1,000	1,000
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-2, 0.20% 20201	530	530
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2005-F-4, 0.19% 20221	1,000	1,000

Total short-term securities (cost: $58,763,000)		58,783

Total investment securities (cost: $1,722,464,000)		1,666,665
Other assets less liabilities		17,059

Net assets		$1,683,724

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,324,000, which represented .61% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,258,000, which represented .31% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37,920
Gross unrealized depreciation on investment securities	(92,786)
Net unrealized depreciation on investment securities	(54,866)
Cost of investment securities for federal income tax purposes	1,721,531

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-920-0110O-S21484

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 28, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 28, 2010